Goodwill	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
(4)	GOODWILL

The Company’s goodwill balance was $868.7 and $845.3 as of December 31, 2014 and June 30, 2014, respectively. Additions to goodwill during the six months ended December 31, 2014 relate to the acquisitions of AtlantaNAP and Neo (see Note 2—Acquisitions).

The Company’s reporting units are comprised of its strategic product groups (“SPGs”): Zayo Dark Fiber (“Dark Fiber”), Zayo Wavelength Services (“Waves”), Zayo SONET Services (“SONET”), Zayo Ethernet Services (“Ethernet”), Zayo IP Services (“IP”), Zayo Mobile Infrastructure Group (“MIG”), Zayo Colocation (“zColo”), and Other (includes Zayo Professional Services (“ZPS”) and Zayo France). The following rollforward reflects the allocation of goodwill acquired in the Company’s Fiscal 2014 and 2015 acquisitions to the Company’s reporting units:

	Dark Fiber	Waves	SONET	Ethernet	IP	MIG	zColo	Other	Total
As of June 30, 2014	$269.9	$270.0	$50.3	$96.7	$80.4	$43.7	$19.6	$14.7	$845.3
Additions:
AtlantaNAP	—	—	—	—	—	—	13.7	—	13.7
Neo	—	—	—	—	—	—	—	25.2	25.2
Foreign currency translation	(5.7)	(5.8)	—	(0.1)	(0.2)	—	(0.9)	(2.8)	(15.5)

As of December 31, 2014	$264.2	$264.2	$50.3	$96.6	$80.2	$43.7	$32.4	$37.1	$868.7

During the six months ended December 31, 2014, goodwill decreased by $15.5 due to foreign currency movements impacting goodwill allocated to the U.K. and France operations.

In addition, the Company has recast goodwill reported in the consolidated balance sheet as of June 30, 2014 in connection with the Company’s final valuation of property, plant and equipment and intangible assets and associated deferred taxes impact for the Access and FiberLink acquisitions, which resulted in a net decrease to goodwill of $15.8 (see Note 2—Acquisitions).

Previously reported provisional allocations of goodwill to the Waves and Dark Fiber reporting units have been adjusted as of June 30, 2014 in relation to the Geo acquisition, with a corresponding increase in goodwill allocated to the Waves SPG of $27.5 and an offsetting decrease in goodwill allocated to the Dark Fiber reporting unit.

(7)	GOODWILL

The Company’s goodwill balance was $688,836 and $845,257 as of June 30, 2013 and 2014, respectively. Additions to goodwill during the year ended June 30, 2013 relate to the acquisitions of AboveNet, FiberGate, USCarrier, First Telecom, Litecast, and Core NAP (See Note 3—Acquisitions). Additions to goodwill during the year ended June 30, 2014 relate to the acquisitions of Corelink, Access, Fiberlink, CoreXchange, and Geo.

The Company’s reporting units are comprised of its Strategic Product Groups (“SPGs”): Zayo Dark Fiber (“Dark Fiber”), Zayo Wavelength Services (“Waves”), Zayo SONET Services (“SONET”), Zayo Ethernet Services (“Ethernet”), Zayo IP Services (“IP”), Zayo Mobile Infrastructure Group (“MIG”), Zayo Colocation (“zColo”), and Zayo Professional Services (“ZPS”). The following rollforward reflects the allocation of goodwill acquired in the Company’s Fiscal 2013 and 2014 acquisitions to the Company’s reporting units (in thousands):

	Dark Fiber	Waves	SONET	Ethernet	IP	MIG	zColo	ZPS	Total
As of June 30, 2012	$59,966	$56,554	$13,164	$24,020	$20,978	$10,026	$5,571	$—	$190,279
Additions:
AboveNet	23,288	156,823	36,506	66,607	58,174	27,819	5,114	7,303	381,634
FiberGate	53,783	—	—	—	—	—	—	—	53,783
USCarrier	855	1,908	444	810	708	338	313	—	5,376
First Telecom	48,310	29	7	12	11	5	8	—	48,382
Litecast	8,277	706	164	300	262	125	33	—	9,867
Core NAP	—	—	—	—	—	—	986	—	986
Foreign currency translation	(1,164)	(155)	—	(42)	(60)	—	(50)	—	(1,471)

As of June 30, 2013	193,315	215,865	50,285	91,707	80,073	38,313	11,975	7,303	688,836

Additions:
Corelink	—	—	—	—	—	—	2,950	—	2,950
Access	13,536	—		4,873	125	5,364	—	—	23,898
Fiberlink	19,755	—	—	—	—	—	—	—	19,755
CoreXchange	—	—	—	—	—	—	4,458	—	4,458
Geo	40,627	50,622	—	—	—	—	—	—	91,249
Foreign currency translation and other	2,651	3,488	—	157	226	—	249	7,340	14,111

As of June 30, 2014	$269,884	$269,975	$50,285	$96,737	$80,424	$43,677	$19,632	$14,643	$845,257